UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                  APRIL 30, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.4%
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                 -------------  ---------------
COMMUNICATIONS EQUIPMENT -- 0.2%
    Qualcomm                                             3,000  $       154,020
                                                                ----------------
ELECTRIC UTILITIES -- 31.5%
    AES*                                                50,000          848,500
    Ameren                                              10,075          507,478
    Constellation Energy Group                          57,060        3,133,735
    Dominion Resources                                  21,968        1,644,744
    Duke Energy                                        106,850        3,111,472
    Exelon                                              64,549        3,485,646
    FirstEnergy                                         15,000          760,650
    FPL Group                                           32,050        1,269,180
    ITC Holdings                                        33,000          852,390
    Mirant*                                             35,000          859,600
    SCANA                                               20,000          782,800
    Sierra Pacific Resources*                           50,000          706,000
    TransAlta                                           50,000        1,044,500
    TXU                                                 67,000        3,325,210
                                                                ----------------
                                                                     22,331,905
                                                                ----------------
ENERGY -- 21.5%
    BP ADR                                              53,741        3,961,786
    ConocoPhillips                                      22,000        1,471,800
    Exxon Mobil                                         54,911        3,463,786
    Halliburton                                          9,000          703,350
    National Oilwell*                                   10,000          689,700
    Occidental Petroleum                                 6,000          616,440
    Statoil ADR                                         40,500        1,327,590
    Talisman Energy                                     11,600          655,168
    Todco, Cl A                                         15,000          688,050
    Transocean*                                         20,569        1,667,529
                                                                ----------------
                                                                     15,245,199
                                                                ----------------
FINANCIAL SERVICES -- 2.8%
    Berkshire Hathaway, Cl B*                              600        1,771,200
    Wells Fargo                                          2,512          172,549
                                                                ----------------
                                                                      1,943,749
                                                                ----------------
GAS -- 18.9%
    Energen                                             13,900          490,253
    Equitable Resources                                  7,000          248,570
    Oneok                                              110,850        3,659,159
    Sempra Energy                                       77,000        3,543,540
    South Jersey Industries                             53,050        1,410,069
    Southern Union                                      25,999          673,894
    Southwest Gas                                       36,000          997,920
    Williams                                           110,000        2,412,300
                                                                ----------------
                                                                     13,435,705
                                                                ----------------
PETROLEUM REFINING -- 1.5%
    Marathon Oil                                         5,000          396,800
    Royal Dutch Shell ADR, Cl A                         10,158          692,065
                                                                ----------------
                                                                      1,088,865
                                                                ----------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                  APRIL 30, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES/
                                                  FACE AMOUNT        VALUE
                                                 -------------  ---------------
TELECOMMUNICATION SERVICES -- 21.0%
    Alltel                                              22,480  $     1,447,037
    AT&T                                                97,471        2,554,715
    BCE                                                 30,000          741,600
    Citizens Communications                            200,000        2,656,000
    CommScope*                                          66,000        2,181,300
    Sprint                                             135,000        3,348,000
    Telecom Corp of New Zealand ADR                     10,000          292,000
    Vodafone Group ADR                                  71,000        1,682,700
                                                                ----------------
                                                                     14,903,352
                                                                ----------------
    TOTAL COMMON STOCK
        (Cost $51,093,020)                                           69,102,795
                                                                ----------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATION -- 0.2%
--------------------------------------------------------------------------------
    Calpine
        7.875%, 04/01/08 (B) (Cost $289,686)         $ 325,000          182,000
                                                                ----------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.8%
--------------------------------------------------------------------------------
CASH EQUIVALENTS (A) -- 1.8%
    SEI Daily Income Trust,
        Government Money Market Fund, Cl A 4.660%      624,468          624,468
    SEI Daily Income Trust,
        Prime Obligations Money Market Fund,
        Cl A, 4.790%                                   624,642          624,642
                                                                ----------------
    TOTAL SHORT-TERM INVESTMENTS
        (Cost $1,249,110)                                             1,249,110
                                                                ----------------
    TOTAL INVESTMENTS -- 99.4%
        (Cost $52,631,816)+                                     $    70,533,905
                                                                ================

         PERCENTAGES ARE BASED ON NET ASSETS OF $70,961,340.

       * NON-INCOME PRODUCING SECURITY
     (A) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF APRIL 30, 2006.
     (B) SECURITY IS IN DEFAULT ON INTEREST PAYMENTS.
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS

       + AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $52,631,816 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $18,310,783 AND ($408,694) RESPECTIVELY.

         FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 WHR-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Cirlce Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President

Date: June 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President

Date: June 19, 2006

By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: June 19, 2006

* Print the name and title of each signing officer under his or her signature.